Subsequent Events (Details)		1 Months Ended
	Mar. 08, 2023 MXN ($) $ / shares	Mar. 31, 2023 MXN ($)	Mar. 21, 2023 MXN ($)	Dec. 31, 2022 $ / shares	Apr. 29, 2022 MXN ($)	Mar. 31, 2022 $ / shares	Aug. 13, 2021 MXN ($)
Subsequent Events (Details) [Line Items]
Dividends payment from retained earnings					$ 350,000,000		$ 350,000,000
Paid to shareholders	$ 525.18
Dividend per share (in Pesos per share) | (per share)				$ 10		$ 17.03
Non-adjusting events after reporting period [Member]
Subsequent Events (Details) [Line Items]
Dividends payment from retained earnings	$ 100.000		$ 998.06
Dividend per share (in Pesos per share) | $ / shares	$ 2.68
Advance payment		$ 100.0000
Principal balance		$ 349.8695